Label	Element	Value
Invesco Global Listed Private Equity ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco Global Listed Private Equity ETF
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
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In the section titled “Principal Investment Strategies” of the Summary Prospectus and the section titled “Summary Information – Principal Investment Strategies” of the Statutory Prospectus, the second paragraph is replaced with the following:
Strictly in accordance with its guidelines and mandated procedures, ALPS Advisors, Inc. (“ALPS Advisors” or the “Index Provider”) compiles and maintains the Underlying Index, which is composed of securities, ADRs and GDRs of 40 to 75 private equity companies, including business development companies (“BDCs”), alternative asset managers and other entities that are listed on a nationally recognized exchange, all of whose principal businesses are to invest in, lend capital to, or provide services to privately held businesses (collectively, “listed private equity companies”). Master limited partnerships (commonly known as MLPs) are not eligible for inclusion in the Underlying Index.

Invesco Global Listed Private Equity ETF | Master Limited Partnership Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	In the section titled “Principal Risks of Investing in the Fund” of the Summary Prospectus and in the sections titled “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Fund’s Strategies and Risks – Principal Risks of Investing in the Fund” of the Statutory Prospectus, Master Limited Partnership Risk is deleted.